Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
January 31, 2022 (Unaudited)

BANK LOANS - 61.3%	Principal Amount	Fair Value
Advertising - 2.4%
Clear Channel Outdoor Holdings, Inc.
1.840% (1 Month LIBOR USD + 3.500%), 02/01/2027 (a)	$1,241,146	$1,225,867
3.630% (1 Month LIBOR USD + 3.500%), 08/21/2026 (a)	3,182	3,143
		1,229,010
Aerospace/Defense - 1.9%
Dynasty Acquisition Co. Inc.
3.340% (3 Month LIBOR USD + 3.500%), 02/06/2026 (a)	345,717	339,235
3.630% (3 Month LIBOR USD + 3.500%), 04/06/2026 (a)	643,033	630,976
		970,211
Airlines - 2.0%
AAdvantage Loyalty IP Ltd. 5.500% (3 Month LIBOR USD + 4.750%, 0.750% Floor), 04/20/2028 (a)	500,000	519,723
Mileage Plus Holdings, LLC 1.840% (3 Month LIBOR USD + 5.250%, 1.000% Floor), 03/01/2027 (a)	500,000	528,625
		1,048,348
Building Material - 0.9%
QUIKRETE Holdings, Inc. 4.500% (1 Month LIBOR USD + 2.500%), 11/03/2025 (a)	481,761	478,123
Chemicals - 0.7%
Starfruit US Holdco, LLC
4.090% (1 Month LIBOR USD + 3.000%), 06/26/2025 (a)	297,366	295,880
4.000% (1 Month LIBOR USD + 3.000%), 10/07/2027 (a)	76,264	75,882
		371,762

Coal - 0.0% (d)
Arch Coal, Inc. 6.500% (1 Month LIBOR USD + 2.750%, 1.000% Floor), 08/01/2024 (a)	4,138	4,068
Commercial Services - 3.3%
Corelogic, Inc. 2.900% (1 Month LIBOR USD + 3.500%, 0.500% Floor), 09/18/2024 (a)	1,248,125	1,243,058
Verscend Holding Corp. 5.000% (1 Month LIBOR USD + 4.000%), 05/01/2025 (a)	497,500	498,122
		1,741,180
Computers - 2.1%
McAfee, LLC 8.000% (1 Month LIBOR USD + 3.750%), 11/27/2023 (a)	681,959	682,229
Tempo Acquisition, LLC 2.840% (1 Month LIBOR USD + 3.250%, 0.500% Floor), 10/01/2025 (a)	430,226	431,751
		1,113,980
Cosmetics/Personal Care - 0.9%
Sunshine Luxembourg VII SARL 4.250% (3 Month LIBOR USD + 3.750%, 0.750% Floor), 06/02/2028 (a)	493,756	494,035
Diversified Financial Services - 1.3%
Avolon TLB Borrower 1 (US) LLC 4.380% (1 Month LIBOR USD + 1.750%, 0.750% Floor), 02/11/2026 (a)	175,812	175,208
Deerfield Dakota Holding, LLC 4.750% (1 Month LIBOR USD + 3.750%, 1.000% Floor), 04/09/2027 (a)	492,500	494,615
		669,823
Engineering & Construction - 0.9%
Brand Industrial Services, Inc. 2.080% (3 Month LIBOR USD + 4.250%, 1.000% Floor), 05/24/2027 (a)	483,544	474,780
Entertainment - 2.8%
Scientific Games International, Inc. 4.000% (1 Month LIBOR USD + 2.750%), 03/10/2028 (a)	483,668	482,793
SeaWorld Parks & Entertainment, Inc. 2.590% (1 Month LIBOR USD + 3.000%, 0.500% Floor), 02/01/2027 (a)	989,798	990,679
		1,473,472
Environmental Control - 3.3%
GFL Environmental, Inc. 4.000% (3 Month LIBOR USD + 3.000%, 0.500% Floor), 07/30/2027 (a)	750,606	752,224
Madison IAQ, LLC 2.850% (3 Month LIBOR USD + 3.250%, 0.500% Floor), 04/25/2025 (a)	997,500	995,320
		1,747,544
Healthcare Products - 1.5%
Avantor Funding, Inc. 3.750% (1 Month LIBOR USD + 2.000%, 0.500% Floor), 12/06/2027 (a)	29,344	29,311
Mozart Borrower LP 3.750%, 10/21/2028 (b)	750,000	747,716
		777,027
Healthcare Services - 1.9%
Da Vinci Purchaser Corp.
2.34% (1 Month LIBOR USD + 4.000%, 1.000% Floor), 07/17/2025 (a)	358,310	359,057
5% (1 Month LIBOR USD + 4.000%, 1.000% Floor), 01/08/2027 (a)	67,627	67,768
5% (3 Month LIBOR USD + 4.000%, 1.000% Floor), 01/08/2027 (a)	67,797	67,939
Phoenix Newco, Inc. 4.000%, 11/15/2028 (b)	500,000	500,665
		995,429
Insurance - 1.2%
HUB International Limited 3.750% (3 Month LIBOR USD + 2.750%), 08/04/2027 (a)	241,250	238,888
USI, Inc. 5.250% (3 Month LIBOR USD + 3.000%), 10/28/2024 (a)	383,000	381,324
		620,212
Internet - 1.9%
Arches Buyer, Inc. 3.750% (1 Month LIBOR USD + 3.250%, 0.500% Floor), 09/19/2024 (a)	496,241	493,628
Uber Technologies, Inc. 3.160% (1 Month LIBOR USD + 3.500%), 03/28/2025 (a)	473,750	473,911
		967,539
Leisure Time - 1.9%
Bombardier Recreational Products, Inc. 3.080% (1 Month LIBOR USD + 2.000%), 06/02/2025 (a)	237,707	235,571
ClubCorp Holdings, Inc. 3.600% (3 Month LIBOR USD + 2.750%), 08/21/2026 (a)	728,750	702,919
		938,490
Lodging - 2.8%
Caesars Resort Collection, LLC 5.250% (1 Month LIBOR USD + 2.750%), 06/21/2024 (a)	480,000	477,998
Caesars Resort Collection, LLC 3.600%, 07/20/2025 (b)	750,000	750,469
Playa Resorts Holding BV 6.250% (1 Month LIBOR USD + 2.750%, 1.000% Floor), 06/21/2027 (a)	232,742	229,291
		1,457,758
Machinery - Diversified - 0.9%
Titan Acquisition Limited 2.840% (6 Month LIBOR USD + 3.000%), 10/01/2025 (a)	483,667	478,047
Media - 0.9%
Charter Communications Operating, LLC. 2.840% (1 Month LIBOR USD + 1.750%), 12/23/2024 (a)	487,509	483,244
Mining - 0.5%
U.S. Silica Company 3.750% (1 Month LIBOR USD + 4.000%, 1.000% Floor), 11/02/2026 (a)	247,408	244,471
Packaging & Containers - 2.8%
Graham Packaging Company, Inc 3.250% (1 Month LIBOR USD + 3.000%, 0.750% Floor), 03/31/2027 (a)	486,157	485,355
Pregis Topco, LLC 2.090% (1 Month LIBOR USD + 4.000%), 09/18/2026 (a)	494,949	495,259
Proampac PG Borrower, LLC 4.500% (3 Month LIBOR USD + 3.750%, 0.750% Floor), 02/11/2028 (a)	477,647	478,662
		1,459,276
Pharmaceuticals - 3.5%
Bausch Health Americas, Inc. 2.850%, 11/27/2025 (b)	1,000,000	999,290
Bausch Health Companies, Inc. 2.500% (1 Month LIBOR USD + 3.000%), 11/21/2024 (a)	309,224	307,163
Milano Acquisition Corporation 5.250% (3 Month LIBOR USD + 4.000%, 0.750% Floor), 02/12/2026 (a)	498,741	499,987
		1,806,440
Pipelines - 1.4%
Blackstone CQP Holdco LP 2.500% (3 Month LIBOR USD + 3.750%, 0.500% Floor), 01/15/2025 (a)	498,747	498,814
Traverse Midstream Partners, LLC 5.250%, 09/27/2024 (b)	242,179	242,305
		741,119
Retail - 8.4%
1011778 B.C. Unlimited Liability Company 1.840% (1 Month LIBOR USD + 1.750%), 11/19/2026 (a)	327,461	323,394
Great Outdoors Group, LLC 4.500%, 05/05/2028 (b)	1,300,807	1,303,383
PetSmart, Inc. 3.840% (6 Month LIBOR USD + 3.750%, 0.750% Floor), 09/30/2024 (a)	996,247	996,092
Pilot Travel Centers LLC 2.100%, 08/06/2028 (b)	748,125	745,088
SRS Distribution, Inc.
2.840% (6 Month LIBOR USD + 3.750%, 0.500% Floor), 08/14/2024 (a)	993,744	994,156
3.500% (3 Month LIBOR USD + 3.750%, 0.500% Floor), 08/25/2028 (a)	2,503	2,504
		4,364,617
Semiconductors - 0.3%
ON Semiconductor Corporation 3.750% (1 Month LIBOR USD + 2.000%), 06/21/2028 (a)	174,337	174,732
Software - 6.2%
Athenahealth, Inc. 3.750% (3 Month LIBOR USD + 4.250%), 03/07/2024 (a)	745,622	746,554
The Dun & Bradstreet Corporation 3.500% (1 Month LIBOR USD + 3.250%), 02/01/2024 (a)	491,288	489,973
Epicor Software Corporation 3.630% (1 Month LIBOR USD + 3.250%, 0.750% Floor), 04/06/2026 (a)	493,750	493,197
Almonde, Inc. 4.500% (6 Month LIBOR USD + 3.500%, 1.000% Floor), 06/13/2024 (a)	245,940	245,445
Project Ruby Ultimate Parent Corp. 4.500% (1 Month LIBOR USD + 3.250%, 0.750% Floor), 11/03/2025 (a)	497,494	496,835
Sophia, L.P. 1.840% (3 Month LIBOR USD + 3.500%, 0.500% Floor), 04/11/2025 (a)	495,009	495,395
UKG, Inc. 2.340% (1 Month LIBOR USD + 3.750%), 12/09/2025 (a)	245,603	245,582
		3,212,981
Telecommunications - 2.7%
LogMeIn, Inc. 4.860%, 08/31/2027 (b)	746,231	741,231
SBA Senior Finance II LLC 4.500% (1 Month LIBOR USD + 1.750%), 11/03/2025 (a)	472,850	469,573
Zayo Group Holdings, Inc. 3.590% (1 Month LIBOR USD + 3.000%), 02/25/2027 (a)	222,697	219,897
		1,430,701
TOTAL BANK LOANS (Cost $32,011,981)		31,968,419

CORPORATE BONDS - 11.1%
Aerospace/Defense - 1.0%
TransDigm, Inc.
5.500%, 11/15/2027	500,000	503,313
Commercial Services - 1.0%
Allied Universal Holdco, LLC / Allied Universal Finance Corp.
9.750%, 07/15/2027 (c)	500,000	528,262
Distribution/Wholesale - 0.5%
American Builders & Contractors Supply Co. Inc.
4.000%, 01/15/2028 (c)	250,000	245,175
Diversified Financial Services - 0.5%
Ally Financial, Inc.
5.750%, 11/20/2025	250,000	274,834
Entertainment - 2.4%
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op.
5.375%, 04/15/2027	750,000	760,369
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (c)	500,000	500,607
		1,260,976
Environmental Control - 0.4%
Madison IAQ, LLC
4.125%, 06/30/2028 (c)	250,000	238,499
Food - 0.5%
JBS USA LUX SA / JBS USA Finance, Inc.
6.750%, 02/15/2028 (c)	250,000	266,857
Leisure Time - 1.4%
MajorDrive Holdings IV, LLC
6.375%, 06/01/2029 (c)	250,000	237,820
Viking Cruises Ltd.
7.000%, 02/15/2029 (c)	500,000	479,382
		717,202
Oil & Gas - 0.5%
Range Resources Corp.
9.250%, 02/01/2026	250,000	267,345
Pharmaceuticals - 1.0%
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (c)	500,000	506,313
Retail - 1.9%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co. Inc.
4.625%, 01/15/2029 (c)	500,000	488,470
Golden Nugget, Inc.
6.750%, 10/15/2024 (c)	500,000	500,690
		989,160
TOTAL CORPORATE BONDS (Cost $5,899,953)		5,797,936

ASSET BACKED SECURITIES - 21.0%
Aimco CLO 15 Ltd.
6.191%, 10/17/2034 (a) (c)	1,250,000	1,243,433
Benefit Street Partners CLO IV Ltd.
7.454%, 01/20/2032 (a) (c)	250,000	247,526
CarVal CLO III Ltd.
6.694%, 07/20/2032 (a) (c)	500,000	492,717
Dryden 65 CLO Ltd.
5.991%, 07/18/2030 (a) (c)	600,000	580,584
East West Investment Management CLO 2019-1 Ltd.
7.664%, 01/20/2033 (a) (c)	1,000,000	995,335
Fillmore Park CLO Ltd 2018-1A
5.641%, 07/15/2030 (a) (c)	250,000	246,944
Goldentree Loan Management US CLO 1 Ltd.
7.504%, 04/20/2034 (a) (c)	1,000,000	921,925
Magnetite XXVII Ltd.
6.254%, 10/20/2034 (a) (c)	1,000,000	995,643
Magnetite Xxx Ltd.
6.332%, 10/25/2034 (a) (c)	400,000	391,971
Magnetite XXXI Ltd.
6.241%, 07/17/2034 (a) (c)	500,000	500,424
Neuberger Berman Loan Advisers CLO 28 Ltd.
5.854%, 04/22/2030 (a) (c)	1,000,000	986,853
OCP CLO 2018-15 Ltd.
6.104%, 07/21/2031 (a) (c)	1,000,000	1,001,871
OHA Loan Funding 2016-1 Ltd.
6.604%, 01/20/2033 (a) (c)	500,000	502,527
Palmer Square CLO 2018-2 Ltd.
5.839%, 07/16/2031 (a) (c)	500,000	489,854
Point Au Roche Park CLO Ltd.
6.354%, 07/20/2034 (a) (c)	370,000	370,467
Rad CLO 12 Ltd.
6.491%, 10/30/2034 (a) (c)	500,000	497,758
Sixth Street CLO XIX Ltd.
6.154%, 07/20/2034 (a) (c)	500,000	492,909
TOTAL ASSET BACKED SECURITIES (Cost $10,982,531)		10,958,741

	Shares
CLOSED-END FUNDS - 0.1%
Eagle Point Credit Co. Inc.	1,905	$26,232
TOTAL CLOSED-END FUNDS (Cost $33,494)		26,232

	Principal Amount
SHORT-TERM INVESTMENTS - 23.2%
Money Market Deposit Accounts - 23.2%
U.S. Bank Money Market Deposit Account, 0.003% (e)	$12,067,088	12,067,088
TOTAL SHORT-TERM INVESTMENTS (Cost $12,067,088)		12,067,088

Total Investments (Cost $60,995,047) - 116.7%		60,818,416
Liabilities in Excess of Other Assets - (16.7)%		(8,696,421)
TOTAL NET ASSETS - 100.0%		$52,121,995

Percentages are stated as a percent of net assets.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(b)	The loan will settle after January 31, 2022 at which time the interest rate will be determined.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933.  Such securities are treated as liquid securities according to the Fund's liquidity guidelines.  The values of those securities total $14,950,816, which represents 28.7% of total net assets.

(d)	Less than 0.05%
(e)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Bank Loans	$ -	$ 31,968,419.00	$ -	$ -	$ 31,968,419
Corporate Bonds	-	5,797,936	-	-	5,797,936
Asset Backed Securities	-	10,958,741	-	-	10,958,741
Close-End Funds	26,232	-	-	-	26,232
Short-Term Investments	12,067,088	-	-	-	12,067,088
Total Investments in Securities	$ 12,093,320	$ 48,725,096	$ -	$ -	$ 60,818,416
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.